Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended	1 Months Ended			0 Months Ended			1 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended
	Mar. 26, 2014	Jun. 18, 2012	Jun. 30, 2013 Employee Stock Option [Member]	Apr. 01, 2014 Subsequent Event	Jul. 31, 2012 Advisory Agreement	Jul. 31, 2012 Consulting Agreement	Mar. 31, 2014 Consulting Agreement	Mar. 26, 2014 Amended and Restated Employment Agreement	Jul. 31, 2012 Minimum Advisory Agreement	Jul. 31, 2012 Maximum Advisory Agreement	Apr. 01, 2012 Executive Chairman	Apr. 01, 2012 Executive Chairman	Dec. 31, 2012 Executive Chairman Employee Stock Option [Member]	Jun. 18, 2012 Chief Executive Officer	Jun. 30, 2013 Chief Executive Officer	Dec. 31, 2012 Chief Executive Officer	Apr. 01, 2012 Chief Scientific Officer	Dec. 31, 2012 Chief Scientific Officer	Jun. 30, 2013 Chief Scientific Officer
Initial salary paid	$ 230,000											$ 250,000		$ 230,000			$ 275,000	$ 275,000
Increase decrease in base salary								390,000			325,000			350,000			295,000		295,000
Percentage of annual performance bonus												30.00%		40.00%	40.00%		40.00%		40.00%
Sharebased compensation arrangement by sharebased payment award options vested percentage													50.00%			50.00%
Bonus paid														40,000			275,000		275,000
Minimum value of financing activities	5,000,000													5,000,000
Proceeds from issuance of stock option to purchase of common stock		3,500,000	583,334
Services agreement expenses				$ 20,000	$ 9,000	$ 9,000	$ 500,000		$ 100	$ 700
Purchase Of Common Stock Shares Percentage			5.00%